THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL
ALLOCATION FUND
JULY 31, 2021
(Unaudited)

SCHEDULE OF INVESTMENTS (PERCENTAGES ARE BASED ON NET
ASSETS OF $1,191,058,770)
COMMON STOCK — 83.1%
	Shares	Fair Value

AUSTRIA — 1.0%
OMV	225,225	$12,161,760

CANADA — 1.3%
Barrick Gold	696,355	15,159,648

CHINA — 3.4%
Baidu, Cl A*	505,000	10,280,460
Estun Automation, Cl A	1,019,546	6,161,840
Ganfeng Lithium, Cl H	56,400	1,209,844
Kingboard Holdings	1,883,000	9,861,874
Powerlong Real Estate Holdings	1,451,000	982,128
Weibo ADR*	211,388	11,922,283

		40,418,429

FRANCE — 2.3%
Airbus	184,204	25,281,916
Dassault Systemes	36,200	1,997,680

		27,279,596

GERMANY — 1.1%
SAP	93,953	13,467,871

GREECE — 1.1%
National Bank of Greece*	4,516,111	12,803,835

HONG KONG — 1.3%
Hong Kong Exchanges & Clearing	245,600	15,675,620

IRELAND — 1.4%
Jazz Pharmaceuticals*	98,753	16,740,609

JAPAN — 5.8%
Dai-ichi Life Holdings	1,334,400	24,473,021
Keyence	28,500	15,779,500
Mitsubishi Chemical Holdings	1,768,200	14,757,431
Nintendo	11,500	5,912,219
SMC	13,500	7,974,112

		68,896,283

NETHERLANDS — 4.4%
ASML Holding ADR, Cl G	15,541	11,915,906
Royal Dutch Shell, Cl A	1,097,085	22,243,890
Stellantis	961,992	18,475,487

		52,635,283

RUSSIA — 1.5%
Sberbank of Russia PJSC ADR	1,083,819	18,045,586

SINGAPORE — 0.5%
Sea ADR*	20,335	5,615,714

SOUTH KOREA — 3.6%
Cheil Worldwide	405,896	8,539,607
KB Financial Group	229,955	10,255,763
LG Electronics	71,321	9,765,753
SK Hynix	143,475	14,032,548

		42,593,671

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value
SWEDEN — 3.2%
Evolution	158,940	$27,687,657
Swedish Match	1,164,966	10,431,158

		38,118,815

SWITZERLAND — 1.5%
Glencore	4,073,732	18,321,092

TAIWAN — 1.6%
Taiwan Semiconductor Manufacturing ADR	165,193	19,268,111

UNITED KINGDOM — 6.8%
AstraZeneca	154,003	17,698,935
Aviva	2,184,734	11,761,523
BAE Systems	1,117,503	8,947,231
Entain	1,072,259	27,074,011
International Consolidated Airlines Group	6,378,741	14,904,595

		80,386,295

UNITED STATES — 41.3%
Adobe*	20,104	12,497,250
Alphabet, Cl A*	5,286	14,243,285
Amazon.com*	6,363	21,173,455
Boeing*	121,080	27,422,198
CME Group, Cl A	55,171	11,703,424
Constellation Brands, Cl A	108,502	24,341,339
CVS Health	232,328	19,134,534
Eli Lilly	5,143	1,252,320
Energy Transfer	590,655	5,823,858
EOG Resources	178,606	13,013,233
Facebook, Cl A*	41,596	14,820,655
Freeport-McMoRan	338,706	12,904,699
HCA Healthcare	56,597	14,047,375
Honeywell International	58,345	13,640,478
Intuitive Surgical*	18,104	17,949,392
L3Harris Technologies	25,774	5,843,997
LPL Financial Holdings	176,010	24,824,451
Mastercard, Cl A	36,464	14,072,916
MPLX	213,437	6,057,342
Netflix*	41,423	21,439,302
Newmont	234,099	14,706,099
NVIDIA	58,068	11,322,679
Philip Morris International	242,372	24,259,013
Polaris	67,740	8,878,682
Raytheon Technologies	187,596	16,311,472
Schlumberger	774,588	22,331,372
ServiceNow*	20,485	12,042,927
Shell Midstream Partners(1)	999,163	13,838,408
Teradyne	122,384	15,542,768
Thermo Fisher Scientific	22,185	11,980,122
World Wrestling Entertainment, Cl A	243,023	12,000,476
XPEL*	131,198	12,148,935
YETI Holdings*	80,077	7,713,817
Zoetis, Cl A	61,861	12,539,225

		491,821,498

TOTAL COMMON STOCK (Cost $919,968,997)		$989,409,716

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JULY 31, 2021 (Unaudited)

PREFERRED STOCK — 3.0%
	Shares	Fair Value
UNITED STATES — 3.0%
Broadcom, 8.000%	23,075	$35,635,646

Total Preferred Stock
(Cost $33,435,097)		$35,635,646

CONVERTIBLE BONDS — 3.0%
	Face Amount	Fair Value
SINGAPORE — 1.1%
Singapore Airlines CV to 43531.2554 1.625%, 12/03/25	$15,750,000	$13,111,923

UNITED STATES — 1.9%
Penn National Gaming CV to 42.7350 2.750%, 05/15/26	3,679,000	11,124,192
Southwest Airlines CV to 25.9909 1.250%, 05/01/25	7,891,000	11,565,247

		22,689,439

TOTAL CONVERTIBLE BONDS
(Cost $36,738,569)		$35,801,362

REGISTERED INVESTMENT COMPANY — 1.0%
	Shares	Fair Value
UNITED STATES — 1.0%
iShares Silver Trust	531,905	$12,568,915

TOTAL REGISTERED INVESTMENT COMPANY
(Cost $11,917,322)		$12,568,915

TOTAL INVESTMENTS — 90.1%
(Cost $1,002,059,985)		$1,073,415,639

*	Non-income producing security.
(1)	Security considered Master Limited Partnership. At July 31, 2021, these securities amounted to $13,838,408 or 1.2% of net assets.

Open futures contracts held by the Fund at July 31, 2021 are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Euro STOXX 50	(159)	Sep-2021	$(7,596,755)	$(7,710,554)	$(74,746)
Euro-OAT	56	Sep-2021	10,670,298	10,767,008	359,252
Euro-Schatz	628	Sep-2021	85,619,191	83,700,803	162,569
MSCI Emerging Markets	(115)	Sep-2021	(7,628,999)	(7,346,775)	282,225
Palladium	23	Sep-2021	6,567,163	6,109,260	(457,903)
Platinum	267	Oct-2021	15,405,835	13,996,140	(1,409,695)
Russell 2000 Index E-MINI	(81)	Sep-2021	(8,885,802)	(8,997,480)	(111,678)
S&P 500 Index E-MINI	(138)	Sep-2021	(29,969,345)	(30,287,550)	(318,205)
S&P TSX 60 Index	(50)	Sep-2021	(9,576,212)	(9,715,454)	(50,522)
U.S. 5-Year Treasury Note	114	Sep-2021	14,089,955	14,186,766	96,811

			$68,695,329	$64,702,164	$(1,521,892)

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JULY 31, 2021 (Unaudited)

Open OTC swap agreements held by the Fund at July 31, 2021 are as follows:

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Notional Amount	Fair Value	Upfront Payments/ Receipts	Net Unrealized Appreciation/ Depreciation
Morgan Stanley	Falabella	USD 1D FUNDS FED + 100 BPs	Total Return	At Maturity	05/19/23	$4,537,898	$(349,241)	$-	$(349,241)
Morgan Stanley	Fubon Financial	USD 1D FUNDS FED + 100 BPs	Total Return	At Maturity	05/23/23	9,068,026	471,195	-	471,195
Morgan Stanley	Novatek Microelectronics	USD 1D FUNDS FED + 100 BPs	Total Return	At Maturity	05/23/23	4,564,787	58,242	-	58,242
Goldman Sachs	GSXACINO**	USD 1D FUNDS FED + 50 BPs	Total Return	At Maturity	08/02/24	23,828,864	865,870	-	865,870
Goldman Sachs	GSCHSEC2**	Total Return	USD 1D FUNDS FED + 50 BPs	At Maturity	07/02/24	(30,677,325)	319,565	-	319,565

						$11,322,250	$1,365,631	$-	$1,365,631

** The following table represents the individual common stock exposure comprising the Goldman Sachs Equity Basket Swaps at July 31, 2021.

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
GSXACIN0 Index

25,927	Sungrow Power Supply Co Ltd	$1,513,674	$55,002	$55,002	6.35%

6,598	Contemporary Amperex Technology Co Ltd	1,263,511	45,912	45,912	5.30

85,207	Sanan Optoelectronics Co Ltd	1,262,319	45,869	45,869	5.30

13,682	BYD Co Ltd	1,260,109	45,789	45,789	5.29

49,335	Hangzhou Silan Microelectronics Co Ltd	1,196,227	43,467	43,467	5.02

39,025	LONGi Green Energy Technology Co Ltd	1,166,609	42,391	42,391	4.90

528,564	BOE Technology Group Co Ltd	1,055,596	38,357	38,357	4.43

59,344	Tianjin Zhonghuan Semiconductor Co Ltd	1,033,608	37,558	37,558	4.34

116,354	Sany Heavy Industry Co Ltd	1,004,781	36,511	36,511	4.22

25,474	Eve Energy Co Ltd	997,009	36,228	36,228	4.18

47,965	Gotion High-tech Co Ltd	911,850	33,134	33,134	3.83

64,295	Luxshare Precision Industry Co Ltd	827,241	30,059	30,059	3.47

9,180	Advanced Micro-Fabrication Equipment Inc	734,262	26,681	26,681	3.08

6,907	Will Semiconductor Co Ltd Shanghai	725,962	26,379	26,379	3.05

16,225	Wingtech Technology Co Ltd	617,124	22,424	22,424	2.59

37,084	Gree Electric Appliances Inc of Zhuhai	612,870	22,270	22,270	2.57

3,729	Maxscend Microelectronics Co Ltd	523,055	19,006	19,006	2.20

19,289	Wuxi Lead Intelligent Equipment Co Ltd	510,048	18,534	18,534	2.14

3,702	Ginlong Technologies Co Ltd	395,617	14,376	14,376	1.66

24,138	SENIOR	356,254	12,945	12,945	1.50

16,236	JA Solar Technology Co Ltd	344,586	12,521	12,521	1.45

54,140	Weichai Power Co Ltd	322,486	11,718	11,718	1.35

2,000	StarPower Semiconductor Ltd	320,636	11,651	11,651	1.35

6,825	Hangzhou First Applied Material Co Ltd	318,315	11,567	11,567	1.34

45,174	Risen Energy Co Ltd	316,231	11,491	11,491	1.33

22,981	National Silicon Industry Group Co Ltd	300,639	10,924	10,924	1.26

8,594	Jiangsu Hengli Hydraulic Co Ltd	292,311	10,622	10,622	1.23

6,092	Shanghai Putailai New Energy Technology	271,263	9,857	9,857	1.14

4,611	Shenzhen SC New Energy Technology Corp	260,697	9,473	9,473	1.09

50,109	GOLDWIND	251,925	9,154	9,154	1.06

16,701	Zhejiang Chint Electrics Co Ltd	246,084	8,942	8,942	1.03

30,093	Ming Yang Smart Energy Group Ltd	225,737	8,203	8,203	0.95

503	Beijing Roborock Technology Co Ltd	184,633	6,709	6,709	0.77

3,050	Shenzhen Transsion Holdings Co Ltd	172,866	6,281	6,281	0.73

4,078	Shennan Circuits Co Ltd	172,532	6,269	6,269	0.72

103,842	CSCEC	161,137	5,855	5,855	0.68

6,838	Montage Technology Co Ltd	160,520	5,833	5,833	0.67

14,322	NARI Technology Co Ltd	156,267	5,678	5,678	0.66

12,503	Riyue Heavy Industry Co Ltd	151,385	5,501	5,501	0.64

4,864	Hongfa Technology Co Ltd	111,118	4,038	4,038	0.47

28,886	Titan Wind Energy Suzhou Co Ltd	110,552	4,017	4,017	0.46

2,733	Raytron Technology Co Ltd	107,155	3,894	3,894	0.45

2,455	Zhejiang HangKe Technology Inc Co	105,062	3,818	3,818	0.44

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JULY 31, 2021 (Unaudited)

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket

GSXACIN0 Index (continued)

889	Anji Microelectronics Technology Shangha	$101,241	$3,676	$3,676	0.42%

21,801	Offcn Education Technology Co Ltd	98,910	3,592	3,592	0.42

13,863	Huayu Automotive Systems Co Ltd	93,139	3,385	3,385	0.39

5,807	Zhongji Innolight Co Ltd	86,211	3,133	3,133	0.36

5,258	SINOCERA MATERIAL	85,507	3,108	3,108	0.36

4,712	Jinlei Technology Co Ltd	61,971	2,252	2,252	0.26

365	Shanghai Friendess Electronic Technology	61,271	2,227	2,227	0.26

1,955	Autel Intelligent Technology Corp Ltd	54,253	1,972	1,972	0.23

16,715	COFCO Biotechnology Co Ltd	49,724	1,807	1,807	0.21

7,067	Shenzhen Center Power Tech Co Ltd	46,570	1,693	1,693	0.20

16,932	SJEP	34,110	1,240	1,240	0.10

13,685	CHINA CRSC	24,094	876	876	0.10

		23,828,864	865,870	865,870	100

Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
GSCHSEC2 Index

545	Amazon.com Inc	$(1,393,080)	$14,512	$14,512	4.54%

9,461	TSMC	(847,685)	8,831	8,831	2.76

1,543	Tesla Inc	(814,515)	8,485	8,485	2.66

5,124	NVIDIA Corp	(767,488)	7,995	7,995	2.50

5,172	Apple Inc	(579,488)	6,037	6,037	1.89

2,517	Microsoft Corp	(550,860)	5,739	5,739	1.80

24,083	Schlumberger NV	(533,341)	5,556	5,556	1.74

2,022	Home Depot Inc/The	(509,749)	5,311	5,311	1.66

703	ASML Holding NV	(414,051)	4,314	4,314	1.35

4,819	Advanced Micro Devices Inc	(393,089)	4,095	4,095	1.28

3,350	QUALCOMM Inc	(385,484)	4,016	4,016	1.26

9,183	Intel Corp	(378,940)	3,948	3,948	1.24

994	Broadcom Inc	(370,626)	3,861	3,861	1.21

22,954	Halliburton Co	(364,636)	3,799	3,799	1.19

2,413	Texas Instruments Inc	(353,326)	3,681	3,681	1.15

1,611	American Tower Corp	(349,966)	3,646	3,646	1.14

155	Alphabet Inc	(322,000)	3,355	3,355	1.05

2,953	Applied Materials Inc	(317,413)	3,307	3,307	1.03

2,342	NIKE Inc	(301,355)	3,140	3,140	0.98

606	Lam Research Corp	(296,717)	3,091	3,091	0.97

4,872	Micron Technology Inc	(290,341)	3,025	3,025	0.95

1,526	McDonald’s Corp	(284,507)	2,964	2,964	0.93

2,183	Analog Devices Inc	(280,745)	2,925	2,925	0.92

2,607	Prologis Inc	(256,411)	2,672	2,672	0.84

1,537	NXP Semiconductors NV	(243,676)	2,539	2,539	0.79

1,533	Crown Castle International Corp	(227,380)	2,369	2,369	0.74

835	KLA Corp	(223,314)	2,327	2,327	0.73

2,324	Starbucks Corp	(216,777)	2,259	2,259	0.71

11,848	Baker Hughes Co	(193,308)	2,014	2,014	0.63

1,677	Xilinx Inc	(193,024)	2,011	2,011	0.63

1,739	Microchip Technology Inc	(191,184)	1,992	1,992	0.62

302	Equinix Inc	(190,322)	1,983	1,983	0.62

688	Facebook Inc	(188,302)	1,962	1,962	0.61

1,660	Cadence Design Systems Inc	(188,275)	1,962	1,962	0.61

3,861	Marvell Technology Inc	(179,464)	1,870	1,870	0.59

1,088	Lowe’s Cos Inc	(161,042)	1,678	1,678	0.52

1,085	Skyworks Solutions Inc	(153,780)	1,602	1,602	0.50

766	Target Corp	(153,604)	1,601	1,601	0.50

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JULY 31, 2021 (Unaudited)

		Notional	Unrealized		Percentage
Shares	Description	Amount	Appreciation	Fair Value	of Basket
GSCHSEC2 Index (continued)

846	Honeywell International Inc	$(151,931)	$1,583	$1,583	0.50%

8,500	ChampionX Corp	(151,742)	1,581	1,581	0.49

9,326	Tenaris SA	(146,429)	1,526	1,526	0.48

82	Booking Holdings Inc	(137,207)	1,430	1,430	0.45

6,185	Helmerich & Payne Inc	(136,213)	1,419	1,419	0.44

4,789	Cactus Inc	(132,581)	1,382	1,382	0.43

545	Public Storage	(130,819)	1,363	1,363	0.43

46,954	Transocean Ltd	(130,206)	1,357	1,357	0.42

4,100	STMicroelectronics NV	(129,978)	1,354	1,354	0.42

1,335	Simon Property Group Inc	(129,745)	1,352	1,352	0.42

744	Boeing Co/The	(129,436)	1,349	1,349	0.42

11,355	NOV Inc	(120,457)	1,255	1,255	0.26

438,057	Other	(14,991,316)	156,140	156,140	49.00

		(30,677,325)	319,565	319,565	100

1D FUNDS FED — One Day Federal Funds

ADR — American Depositary Receipt

BPs — Basis Points

Cl — Class

CV — Conversion Ratio

MSCI — Morgan Stanley Capital International

OTC — Over The Counter

PJSC — Private Joint Stock Company

S&P — Standard and Poor’s

TSX — Toronto Stock Exchange

USD — U.S. Dollar

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at July 31, 2021:

Investments in
Securities	Level 1	Level 2	Level 3	Total
Common Stock
Austria	$12,161,760	$—	$—	$12,161,760
Canada	15,159,648	—	—	15,159,648
China	40,418,429	—	—	40,418,429
France	27,279,596	—	—	27,279,596
Germany	13,467,871	—	—	13,467,871
Greece	12,803,835	—	—	12,803,835
Hong Kong	15,675,620	—	—	15,675,620
Ireland	16,740,609	—	—	16,740,609
Japan	68,896,283	—	—	68,896,283
Netherlands	52,635,283	—	—	52,635,283
Russia	18,045,586	—	—	18,045,586
Singapore	5,615,714	—	—	5,615,714
South Korea	42,593,671	—	—	42,593,671
Sweden	38,118,815	—	—	38,118,815
Switzerland	18,321,092	—	—	18,321,092
Taiwan	19,268,111	—	—	19,268,111
United Kingdom	80,386,295	—	—	80,386,295
United States	491,821,498	—	—	491,821,498

Total Common Stock	989,409,716	—	—	989,409,716

Preferred Stock	35,635,646	—	—	35,635,646

Convertible Bonds	—	35,801,362	—	35,801,362

Registered Investment Company	12,568,915	—	—	12,568,915

Total Investments in Securities	$1,037,614,277	$35,801,362	$—	$1,073,415,639

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON CAPITAL ALLOCATION FUND JULY 31, 2021 (Unaudited)

Other Financial
Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$–	$900,857	$–	$900,857
Unrealized Depreciation	–	(2,422,749)	–	(2,422,749)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	1,714,872	–	1,714,872
Unrealized Depreciation	–	(349,241)	–	(349,241)

Total Other Financial Instruments	$–	$(156,261)	$–	$(156,261)

* Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as ‘‘—’’ are either $0 or have been rounded to $0.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID OPPORTUNITIES FUND JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS (PERCENTAGES ARE BASED ON NET ASSETS OF $47,268,378)

COMMON STOCK — 97.6%

	Shares	Fair Value

AUSTRALIA — 0.7%
PointsBet Holdings*†	48,229	$353,928

AUSTRIA — 2.9%
BAWAG Group	20,190	1,148,664
Raiffeisen Bank International	10,018	237,203

		1,385,867

BRAZIL — 1.3%
Azul ADR*	27,198	610,051

CAMBODIA — 0.3%
NagaCorp	212,000	155,771

CANADA — 3.7%
BSR Real Estate Investment Trust	37,052	517,246
Finning International	17,699	457,655
Tourmaline Oil	27,609	753,737

		1,728,638

CHILE — 1.0%
Antofagasta	23,096	479,789

CHINA — 5.1%
Estun Automation, Cl A	107,351	648,798
Galaxy Entertainment Group	68,000	461,142
Kingboard Holdings	64,000	335,188
Powerlong Real Estate Holdings	620,000	419,655
Sany Heavy Equipment International Holdings	349,000	383,080
Yuan Longping High-tech Agriculture, Cl A	45,600	141,116

		2,388,979

GERMANY — 1.5%
KION Group	6,631	704,011

GREECE — 1.0%
National Bank of Greece*	163,526	463,620

IRELAND — 2.5%
Jazz Pharmaceuticals*	7,014	1,189,013

ISRAEL — 1.4%
Inmode*	5,889	669,403

ITALY — 1.8%
Banco BPM	133,739	402,015
Leonardo	54,284	427,323

		829,338

JAPAN — 8.4%
ENEOS Holdings	133,500	559,166
Kakaku.com	15,500	420,615
Lasertec	3,700	690,388
Mercari*	4,400	229,415
ORIX	47,700	831,342
Sosei Group*	36,700	551,980
Sumitomo Chemical	87,000	449,651

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID OPPORTUNITIES FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value
JAPAN — (continued)
ZOZO	6,900	$234,287

		3,966,844

LUXEMBOURG — 0.9%
Tenaris ADR	20,428	417,548

MEXICO — 2.0%
Arca Continental	57,600	351,539
Controladora Vuela Cia de Aviacion ADR*	27,471	606,560

		958,099

NETHERLANDS — 2.3%
Topicus.com*	14,447	1,088,504

NORWAY — 3.6%
Aker, Cl A	3,072	235,927
Norsk Hydro	134,597	895,510
Yara International	10,709	564,011

		1,695,448

POLAND — 1.5%
KGHM Polska Miedz	14,242	719,401

SOUTH KOREA — 2.2%
Cheil Worldwide	21,194	445,898
Samsung Electro-Mechanics	3,478	580,549

		1,026,447

UNITED KINGDOM — 8.8%
BAE Systems	60,841	487,120
CNH Industrial	54,515	918,033
Coca-Cola Europacific Partners	776	48,158
International Consolidated Airlines Group	289,710	676,938
JD Sports Fashion	37,232	464,223
Meggitt	159,312	1,038,799
Nomad Foods*	20,702	540,736

		4,174,007

UNITED STATES — 44.7%
Ally Financial	6,912	355,000
Bally’s*	14,230	700,827
Beam Therapeutics*	1,187	109,204
Bruker	9,184	755,384
Burlington Stores*	1,881	629,759
CACI International, Cl A*	1,338	357,192
Curaleaf Holdings*	33,494	403,268
Deckers Outdoor*	1,469	603,539
Diamondback Energy	8,150	628,610
East West Bancorp	10,527	748,996
Globus Medical, Cl A*	590	49,070
HEICO	4,026	544,517
Herc Holdings*	13,572	1,683,471
J2 Global*	6,437	909,355
Jones Lang LaSalle*	3,324	739,823
Kilroy Realty	9,932	687,989
Lamb Weston Holdings	10,425	696,077
LPL Financial Holdings	8,239	1,162,029
National Energy Services Reunited*	48,088	620,335
Nordson	2,933	663,239
Nutanix, Cl A*	27,843	1,002,905

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID OPPORTUNITIES FUND JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value
UNITED STATES — (continued)
PAR Technology*	3,411	$208,241
PerkinElmer	3,810	694,296
Pinnacle Financial Partners	5,266	471,886
Regal Beloit	4,164	613,066
Repligen*	1,183	290,663
Semler Scientific*	2,198	259,364
Trulieve Cannabis*	14,261	466,335
Universal Display	5,424	1,271,874
Voya Financial	14,419	928,584
YETI Holdings*	9,320	897,795
Zynga, Cl A*	95,316	962,692

		21,115,385

TOTAL COMMON STOCK (Cost $44,272,093)		$46,120,091

EXCHANGE TRADED FUND — 0.8%

	Shares	Fair Value
UNITED STATES — 0.8%
VanEck Vectors Junior Gold Miners ETF	8,289	$379,885

TOTAL EXCHANGE TRADED FUND (Cost $444,447)		$379,885

TOTAL INVESTMENTS — 98.4% (Cost $44,716,540)		$46,499,976

*	Non-income producing security.
†	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees.

Open OTC swap agreements held by the Fund at July 31, 2021 are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Notional Amount	Fair Value	Upfront Payments/ Receipts	Net Unrealized Appreciation
Morgan Stanley	CTBC Financial	USD 1D Funds FED + 100 BPs	Total Return	At Maturity	12/08/22	$476,244	$938	$-	$938
Morgan Stanley	Novatek Microelectronic	USD 1D Funds FED + 100 BPs	Total Return	At Maturity	12/08/22	451,451	5,370	-	5,370

						$927,695	$6,308	$-	$6,308

1D Funds FED — One Day Federal Funds

ADR — American Depositary Receipt

BPs — Basis Points

Cl — Class

ETF — Exchange-Traded Fund

OTC — Over The Counter

USD — U.S. Dollar

THE ADVISORS’ INNER CIRCLE FUND III	FS CHIRON SMID OPPORTUNITIES FUND JULY 31, 2021 (Unaudited)

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at July 31, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$—	$353,928	$353,928
Austria	1,385,867	—	—	1,385,867
Brazil	610,051	—	—	610,051
Cambodia	155,771	—	—	155,771
Canada	1,728,638	—	—	1,728,638
Chile	479,789	—	—	479,789
China	2,388,979	—	—	2,388,979
Germany	704,011	—	—	704,011
Greece	463,620	—	—	463,620
Ireland	1,189,013	—	—	1,189,013
Israel	669,403	—	—	669,403
Italy	829,338	—	—	829,338
Japan	3,966,844	—	—	3,966,844
Luxembourg	417,548	—	—	417,548
Mexico	958,099	—	—	958,099
Netherlands	1,088,504	—	—	1,088,504
Norway	1,695,448	—	—	1,695,448
Poland	719,401	—	—	719,401
South Korea	1,026,447	—	—	1,026,447
United Kingdom	4,174,007	—	—	4,174,007
United States	21,115,385	—	—	21,115,385

Total Common Stock	45,766,163	—	353,928	46,120,091

Exchange Traded Fund	379,885	—	—	379,885

Total Investments in Securities	$46,146,048	$—	$353,928	$46,499,976

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swaps
Total Return Swaps* Unrealized Appreciation	$–	$6,308	$–	$6,308

Total Other Financial Instruments	$–	$6,308	$–	$6,308

* Swap contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as ‘‘—’’ are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CHI-QH-001-1200